Segment reporting - Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [abstract]
Profit for the period	$ 55.9	$ 43.7
Income tax expense	(72.0)	(31.0)
Finance income	5.0	6.0
Finance expense	(4.0)	(3.0)
Depreciation and amortization expense	(37.0)	(45.0)
Unrealized foreign exchange	(2.0)	(5.0)
RSU expense	(10.0)	(8.0)
Gain on disposal of DGC B2B	0.0	44.0
Impairment of assets	(66.0)	(40.0)
US iGaming closure	(23.0)	0.0
Change in fair value of options	0.0	(14.0)
Other non-recurring adjustments	(3.0)	1.0
Adjusted EBITDA	$ 268.0	$ 139.0